EMPLOYEE BENEFITS (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BENEFITS
Expense of Employee Benefits	440,884,906	334,150,368	234,725,030